Consolidated condensed income statements - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Consolidated condensed income statements [Abstract]
Revenue	$ 555,284	$ 611,175
Other operating income	36,036	40,270
Employee benefit expenses	(40,111)	(39,012)
Depreciation, amortization, and impairment charges	(217,809)	(188,876)
Other operating expenses	(179,096)	(215,792)
Operating profit	154,304	207,765
Financial income	1,620	1,232
Financial expense	(164,353)	(189,524)
Net exchange differences	7,337	2,184
Other financial income, net	(383)	13,301
Financial expense, net	(155,779)	(172,807)
Share of profit of associates carried under the equity method	18,323	2,656
Profit before income tax	16,848	37,614
Income tax	(6,050)	(33,128)
Profit for the period	10,798	4,486
Profit attributable to non-controlling interests	(6,728)	(11,315)
Profit/(loss) for the period attributable to the Company	$ 4,070	$ (6,829)
Weighted average number of ordinary shares outstanding - basic (in shares)	113,541	110,594
Weighted average number of ordinary shares outstanding - diluted (in shares)	117,665	113,941
Basic earnings per share (in dollars per share)	$ 0.04	$ (0.06)
Diluted earnings per share (in dollars per share)	$ 0.03	$ (0.06)